UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                                   (FMA LOGO)

                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                                   ----------

                           FMA SMALL COMPANY PORTFOLIO

                                   ----------

                         THE ADVISORS' INNER CIRCLE FUND

                               SEMI-ANNUAL REPORT
                                 April 30, 2009

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

                                TABLE OF CONTENTS

Shareholders' Letter .......................................................   1
Schedule of Investments ....................................................   3
Statement of Assets and Liabilities ........................................   7
Statement of Operations ....................................................   8
Statement of Changes in Net Assets .........................................   9
Financial Highlights .......................................................  10
Notes to Financial Statements ..............................................  12
Disclosure of Portfolio Expenses ...........................................  18
Board of Trustees Considerations in Re-Approving the Advisory Agreement ....  19

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

Dear Fellow Shareholder:

The great financier, J.P. Morgan, was once asked in which direction he thought the stock market would move, he replied ... "it will fluctuate". After many violent "fluctuations" over the past 18 months, we cross the mid-point of our fiscal year with the humble acknowledgement of the infinite wisdom bestowed by our learned elders. What began as a 'speed bump' in the housing market, contained to those troublesome sub-prime mortgages, somehow managed to transform into a mountain of financial distress not witnessed in two generations. The carnage left in the wake of this storm has touched almost every asset class.

The significant weakness in financial markets that typified most of 2008 was magnified to a great extent in October and November as precipitous declines in major economic indicators, a global synchronous slowdown of economic activity, intense price volatility, and de-leveraging by financial institutions caused already dysfunctional capital markets to seize. The beginning of the new year was a microcosm of this volatile period as a year-end rally that provided a more amenable market environment crumbled under the reality of deteriorating business activity, teetering bank balance sheets, and slowing global growth resulting in significant downward pressure on stock prices. The extremely difficult market environment was attributed to broadening weakness in both U.S. and global economic activity which remained weak in the first quarter of 2009.

As measures of activity continued to decrease, many companies made considerable and perhaps draconian negative adjustments to their outlooks in order to reflect the new reality. The feedback mechanism of reduced spending, lower earnings expectations, inventory adjustments and job losses impaired the ability of corporations and consumers to plan ahead with any degree of confidence which in turn created more downward adjustments. In addition, asset losses flowed from capital market securities into loans held on bank balance sheets. These losses generated an incremental burden for banks to preserve capital and served to exacerbate an already tenuous environment where concerns regarding access to capital and lack of liquidity were paramount.

The amplified sense of urgency and the advent of a new presidential administration brought about increasing levels of activity related to monetary policy, fiscal stimulus, budgetary initiatives, and the domestic agenda. Throughout this economic decline, branches and agencies of the federal government took significant and severe actions to arrest the destruction of the financial system by providing access to liquidity and capital to help stabilize capital markets. Accordingly, the Federal Reserve and U.S. Treasury have instituted several new programs designed to alleviate pressure on the system to which the initial market response has been extremely positive. These programs have involved providing short-term loans to finance balance sheet securities, directly adding additional capital to the banking system, and providing mechanisms to invest, trade, and price hard to value structured assets.

The overall trend for equity market prices has been decidedly negative over the past six months as slowing global and domestic economic activity began to more adversely affect business fundamentals, particularly for small cap companies. In this environment, growth-based indices have outperformed value-based indices, particularly through February, as financial services and globally-based industrial cyclical companies were a considerable drag on market performance. However, after many false starts, small cap equity performance has rebounded from dramatic lows as the Treasury department's proposed plans related to bank loans, securities, and capital levels have been well received and have produced more favorable sentiment related to access to capital and market liquidity. This backdrop has provided a springboard for smaller, highly-leveraged, and lower-quality companies to outperform the overall market. In addition, recent economic data has begun to show some stabilization as the growing number of 'green shoots' demonstrate some stabilization in broad measures of economic activity as compared to the earlier part of the fiscal year.

During the last six months, traditionally more defensive sectors of the market (consumer staples and utilities) continued to provide overall leadership while the technology and consumer discretionary sectors have emerged as new leadership over the past three months as these 'green shoots' positively impact companies and sectors that benefit in the early phases of a economic recovery. Industrial cyclical sectors (energy, producer durables, and materials) along with financial services companies were market laggards through the first half of the year, though recent performance has lifted in these industries.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

The FMA Small Company Portfolio continues to perform well in an exceedingly complex market environment, outperforming the Russell 2000 Value Index, while finishing slightly behind the much stronger Russell 2000 Index for the first half of the fiscal year. For the six month period ended April 30, 2009, the FMA Small Company Portfolio, Investor Class returned -8.44% while the Institutional Class returned -8.36%. The Russell 2000 Value Index returned -12.61% and the Russell 2000 Index returned -8.40% over the same period. The Portfolio benefited from its exposure to consumer discretionary, utilities, and consumer staples sectors while capitalizing on value-added stock selection within the technology, energy, and materials sectors. Exposure to financial services was a detriment to overall portfolio performance.

Though job growth, consumer spending, housing, and broad industrial activity is certain to remain depressed for the better part of 2009, the reaction of equity markets to new flows of information is much less predictable. The expeditious actions of the federal government which have helped to impede the market meltdown are only partial remedies until economic activity truly recovers. While the merits of government actions, strategies and policies have and will be debated by market participants, the long-term magnitude and direction of their impact against the forces of de-leveraging and deflation has yet to be determined as we continue to navigate against the ferocity of a broad global recession. In the meantime, our investment team continues to seek out high-quality companies with good growth prospects at attractive valuations and invest alongside our shareholders as we remain responsive to new opportunities in a challenging environment. We believe our consistent and disciplined approach to relative value investing will continue to prove rewarding for our shareholders.

Respectfully,


/s/ Kathryn Vorisek                     /s/ Leo Harmon
Kathryn Vorisek                         Leo Harmon
Chief Investment Officer                Managing Director

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009 (UNAUDITED)

INDUSTRY WEIGHTINGS++++

                                  (BAR CHART)

Banks                             15.2%
Medical Products & Services       10.7%
Real Estate Investment Trusts      7.6%
Semiconductors                     4.8%
Gas Utilities                      4.6%
Insurance                          4.6%
Consumer Products                  4.5%
Retail                             3.8%
Electronic Equipment               3.3%
Short-term Investments             3.1%
Business Services                  3.1%
Food & Beverage                    2.9%
Materials & Processing             2.7%
Energy Equipment & Services        2.5%
Industrial                         2.1%
Transportation                     1.9%
Packaging                          1.6%
Aerospace & Defense                1.6%
Electronic Equipment & Controls    1.6%
Entertainment                      1.6%
Miscellaneous Consumer Services    1.6%
Distribution/Wholesale             1.5%
Apparel / Textiles                 1.5%
Computer Software                  1.5%
Commercial Services                1.5%
Restaurants                        1.4%
Environmental Services             1.3%
Securities Brokerage / Dealers     1.2%
Food & Drug Retailing              1.1%
Chemicals                          1.0%
Machinery                          1.0%
Coal Mining                        0.9%
Communications Equipment           0.7%

++++ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.8%

                                                        SHARES          VALUE
                                                     ------------   ------------
BANKS -- 11.7%
Associated BancCorp ..............................        114,100   $  1,765,127
Bancorpsouth .....................................         83,400      1,939,050
Bank of the Ozarks ...............................         42,200      1,047,826
FirstMerit .......................................         92,800      1,801,248
Prosperity Bancshares ............................         60,600      1,682,862
TCF Financial ....................................        106,112      1,476,018
United Bankshares ................................         62,700      1,626,438
Zions Bancorporation .............................        145,200      1,587,036
                                                                    ------------
                                                                      12,925,605
                                                                    ------------
BUILDING PRODUCTS -- 1.6%
Beacon Roofing Supply* ...........................        108,600      1,726,740
                                                                    ------------
CAPITAL MARKETS -- 1.0%
Investment Technology Group* .....................         48,200      1,097,996
                                                                    ------------
CHEMICALS -- 1.8%
HB Fuller ........................................        111,700      1,972,622
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                     ------------   ------------
COMMERCIAL SERVICES -- 1.7%
SYKES Enterprises* ...............................         92,100   $  1,810,686
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.4%
Navigant Consulting* .............................        113,300      1,666,643
RR Donnelley & Sons ..............................        140,600      1,637,990
Watson Wyatt Worldwide, Cl A .....................         28,700      1,522,535
                                                                    ------------
                                                                       4,827,168
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 4.3%
Avocent* .........................................        116,100      1,676,484
Blue Coat Systems* ...............................        103,900      1,377,714
Harmonic* ........................................        232,300      1,702,759
                                                                    ------------
                                                                       4,756,957
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 1.8%
Shaw Group* ......................................         57,200      1,917,916
                                                                    ------------
DISTRIBUTION/WHOLESALE -- 1.5%
Watsco ...........................................         38,400      1,649,280
                                                                    ------------
ELECTRONIC EQUIPMENT -- 3.0%
Arrow Electronics* ...............................         77,900      1,771,446
National Instruments .............................         71,500      1,575,860
                                                                    ------------
                                                                       3,347,306
                                                                    ------------
ELECTRONIC EQUIPMENTS & CONTROLS -- 2.2%
Woodward Governor ................................        121,863      2,432,385
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Atwood Oceanics* .................................         64,100      1,430,712
Dril-Quip* .......................................         38,800      1,333,944
                                                                    ------------
                                                                       2,764,656
                                                                    ------------
FOOD & BEVERAGE -- 1.6%
J&J Snack Foods ..................................         44,361      1,719,432
                                                                    ------------
GAS UTILITIES -- 3.7%
Energen ..........................................         44,200      1,596,504
New Jersey Resources .............................         33,750      1,111,050
WGL Holdings .....................................         44,100      1,373,274
                                                                    ------------
                                                                       4,080,828
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
ICU Medical* .....................................         44,700      1,680,720
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                     ------------   ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Emergency Medical Services, Cl A* ................         36,200   $  1,261,208
HMS Holdings* ....................................         49,700      1,490,006
Owens & Minor ....................................         44,917      1,557,722
                                                                    ------------
                                                                       4,308,936
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 4.0%
Cinemark Holdings ................................        176,900      1,574,410
Panera Bread, Cl A* ..............................         20,700      1,159,407
WMS Industries* ..................................         50,200      1,611,922
                                                                    ------------
                                                                       4,345,739
                                                                    ------------
HOUSEHOLD PRODUCTS -- 1.6%
Jarden* ..........................................         88,800      1,784,880
                                                                    ------------
INDUSTRIAL -- 5.1%
EnerSys* .........................................        108,800      1,855,040
IDEX .............................................         78,700      1,987,175
Kaydon ...........................................         53,800      1,719,448
                                                                    ------------
                                                                       5,561,663
                                                                    ------------
INSURANCE -- 6.7%
Hanover Insurance Group ..........................         48,000      1,439,040
Platinum Underwriters Holdings ...................         53,600      1,542,072
ProAssurance* ....................................         31,300      1,375,322
Tower Group ......................................         60,100      1,634,119
Validus Holdings .................................         59,300      1,328,320
                                                                    ------------
                                                                       7,318,873
                                                                    ------------
IT SERVICES -- 1.3%
Stanley* .........................................         56,000      1,443,680
                                                                    ------------
MATERIALS & PROCESSING -- 2.3%
Reliance Steel & Aluminum ........................         37,900      1,335,217
Schnitzer Steel Industries, Cl A .................         25,000      1,239,000
                                                                    ------------
                                                                       2,574,217
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
Foundation Coal Holdings .........................         72,800      1,182,272
                                                                    ------------
PACKAGING -- 1.2%
Silgan Holdings ..................................         27,400      1,273,826
                                                                    ------------
PERSONAL PRODUCTS -- 1.3%
Alberto-Culver, Cl B .............................         66,100      1,473,369
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.8%
EastGroup Properties .............................         52,100   $  1,751,081
Entertainment Properties Trust ...................         73,800      1,705,518
Healthcare Realty Trust ..........................        106,000      1,779,740
National Retail Properties .......................        124,600      2,210,404
                                                                    ------------
                                                                       7,446,743
                                                                    ------------
RETAIL -- 5.9%
Aeropostale* .....................................         51,800      1,759,646
Fossil* ..........................................         86,223      1,738,256
PetMed Express* ..................................        100,400      1,632,504
Tractor Supply* ..................................         34,900      1,409,262
                                                                    ------------
                                                                       6,539,668
                                                                    ------------
ROAD & RAIL -- 2.6%
Landstar System ..................................         44,000      1,566,840
Old Dominion Freight Line* .......................         47,600      1,339,940
                                                                    ------------
                                                                       2,906,780
                                                                    ------------
SEMICONDUCTORS -- 4.2%
Monolithic Power Systems* ........................         73,100      1,352,350
Netlogic Microsystems* ...........................         51,800      1,688,162
Skyworks Solutions* ..............................        183,000      1,617,720
                                                                    ------------
                                                                       4,658,232
                                                                    ------------
SOFTWARE -- 4.5%
ANSYS* ...........................................         58,500      1,615,770
Informatica* .....................................        108,300      1,721,970
Quality Systems ..................................         30,500      1,635,410
                                                                    ------------
                                                                       4,973,150
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $107,828,785) ...........................                   106,502,325
                                                                    ------------
SHORT-TERM INVESTMENT-- 2.1%
   HighMark U.S. Government Money Market Fund,
      0.240% (A)
      (Cost $2,352,102) ..........................      2,352,102      2,352,102
                                                                    ------------
      TOTAL INVESTMENTS -- 98.9%
         (Cost $110,180,887) .....................                  $108,854,427
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $110,091,621.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at value (Cost $110,180,887) .....................   $108,854,427
   Receivable for investment securities sold ....................      3,716,386
   Receivable for capital shares sold ...........................        393,858
   Dividends receivable .........................................         80,632
   Prepaid expenses .............................................         15,241
                                                                    ------------
   Total Assets .................................................    113,060,544
                                                                    ------------
LIABILITIES:
   Payable for investment securities purchased ..................      2,768,377
   Payable due to Investment Advisor ............................         64,319
   Payable for capital shares redeemed ..........................         39,506
   Shareholder service fees payable .............................         16,299
   Payable due to Administrator .................................         11,918
   Payable due to Chief Compliance Officer ......................          3,073
   Payable due to Trustees ......................................          1,824
   Other accrued expenses .......................................         63,607
                                                                    ------------
   Total Liabilities ............................................      2,968,923
                                                                    ------------
   Total Net Assets .............................................   $110,091,621
                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in Capital ..............................................    167,909,598
   Undistributed net investment income ..........................        215,350
   Accumulated net realized loss on investments .................    (56,706,867)
   Net unrealized depreciation on investments ...................     (1,326,460)
                                                                    ------------
   TOTAL NET ASSETS .............................................   $110,091,621
                                                                    ============
INVESTOR SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($83,634,583 / 6,618,071 shares) ..........................   $      12.64
                                                                    ============
INSTITUTIONAL SHARES*:
   NET ASSET VALUE, Offering and Redemption Price Per Share --
      (unlimited authorization -- no par value)
      ($26,457,038 / 2,092,024 shares) ..........................   $      12.65
                                                                    ============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends .......................................................   $    924,991
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................        924,991
                                                                    ------------
EXPENSES
Investment Advisory Fees ........................................        399,957
Shareholder Servicing Fees -- Investor Class ....................        103,808
Administration Fees .............................................         71,837
Chief Compliance Officer Fees ...................................          4,622
Trustees' Fees ..................................................          3,777
Transfer Agent Fees .............................................         64,972
Printing Fees ...................................................         24,824
Registration & Filing Fees ......................................         24,790
Legal Fees ......................................................         22,429
Audit Fees ......................................................          9,783
Custodian Fees ..................................................          2,273
Other Expenses ..................................................          5,344
                                                                    ------------
   TOTAL EXPENSES ...............................................        738,416
Less:
Fees Paid Indirectly -- Note 4 ..................................        (29,135)
                                                                    ------------
   NET EXPENSES .................................................        709,281
                                                                    ------------
NET INVESTMENT INCOME ...........................................        215,710
                                                                    ------------
NET REALIZED LOSS ON INVESTMENTS ................................    (31,362,591)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS ..................................................     19,187,923
                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................    (12,174,668)
                                                                    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(11,958,958)
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                       APRIL 30,        ENDED
                                                         2009        OCTOBER 31,
                                                      (UNAUDITED)       2008
                                                     ------------   ------------
OPERATIONS:
   Net Investment Income .........................   $    215,710   $    280,493
   Net Realized Loss on Investments ..............    (31,362,591)   (25,023,741)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............     19,187,923    (33,995,492)
                                                     ------------   ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .................................    (11,958,958)   (58,738,740)
                                                     ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income
      Investor Class .............................       (165,163)       (57,208)
      Institutional Class ........................        (67,134)       (46,530)
   Capital Gains
      Investor Class .............................             --    (24,356,642)
                                                     ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............       (232,297)   (24,460,380)
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Investor Class
      Issued .....................................      9,256,695     36,070,096
      Reinvestment of Distributions ..............        153,252     21,997,394
      Redeemed ...................................    (19,298,881)   (85,663,716)
                                                     ------------   ------------
   Net Decrease from Investor Class Share
      Transactions ...............................     (9,888,934)   (27,596,226)
                                                     ------------   ------------
   Institutional Class
      Issued .....................................      3,297,751     34,312,813
      Reinvestment of Distributions ..............         63,003         43,624
      Redeemed ...................................     (1,496,979)    (1,772,034)
                                                     ------------   ------------
   Net Increase from Institutional Class Share
      Transactions ...............................      1,863,775     32,584,403
                                                     ------------   ------------
   Net Increase (Decrease) from Capital Share
      Transactions ...............................     (8,025,159)     4,988,177
                                                     ------------   ------------
      TOTAL DECREASE IN NET ASSETS ...............    (20,216,414)   (78,210,943)
NET ASSETS:
   Beginning of Period ...........................    130,308,035    208,518,978
                                                     ------------   ------------
   End of Period (including undistributed net
      investment income of $215,350 and
      $231,937, respectively) ....................   $110,091,621   $130,308,035
                                                     ============   ============
SHARE TRANSACTIONS:
   Investor Class Shares*
      Issued .....................................        757,385      2,074,197
      Reinvestment of Distributions ..............         11,880      1,170,587
      Redeemed ...................................     (1,635,450)    (5,005,952)
                                                     ------------   ------------
   Total Decrease in Investor Class Shares .......       (866,185)    (1,761,168)
                                                     ============   ============
   Institutional Class Shares*
      Issued .....................................        280,215      2,047,098
      Reinvestment of Distributions ..............          4,884          2,745
      Redeemed ...................................       (128,377)      (114,541)
                                                     ------------   ------------
   Total Increase in Institutional Class Shares ..        156,722      1,935,302
                                                     ------------   ------------
   Net Increase (Decrease) in Shares Outstanding
      from Share Transactions ....................      (709,463)       174,134
                                                     ============   ============

*    SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        INVESTOR CLASS SHARES++++
                                                 -----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                     YEARS ENDED OCTOBER 31,
                                                     2009      ---------------------------------------------------------
                                                 (UNAUDITED)     2008        2007        2006          2005       2004
                                                 -----------   --------    --------    --------      --------   --------
Net Asset Value, Beginning of Period .........   $ 13.83       $  22.55    $  23.04    $  22.40      $  23.77   $  20.08
                                                 -------       --------    --------    --------      --------   --------
Income from Investment Operations:
   Net Investment Income (Loss)(1) ...........      0.02           0.05       (0.04)      (0.05)         0.03      (0.04)
   Net Realized and Unrealized Gain (Loss)         (1.19)         (6.01)       2.06        4.24          2.47       3.74
                                                 -------       --------    --------    --------      --------   --------
   Total from Investment Operations ..........     (1.17)         (5.96)       2.02        4.19          2.50       3.70
                                                 -------       --------    --------    --------      --------   --------
Dividends and Distributions:
   Net Investment Income .....................     (0.02)         (0.01)      (0.01)         --         (0.01)     (0.01)
   Capital Gains .............................        --          (2.75)      (2.50)      (3.55)        (3.86)        --
                                                 -------       --------    --------    --------      --------   --------
   Total Dividends and Distributions .........     (0.02)         (2.76)      (2.51)      (3.55)        (3.87)     (0.01)
                                                 -------       --------    --------    --------      --------   --------
Net Asset Value, End of Period ...............   $ 12.64       $  13.83    $  22.55    $  23.04      $  22.40   $  23.77
                                                 =======       ========    ========    ========      ========   ========
TOTAL RETURN+ ................................     (8.44)%       (29.67)%      9.43%      21.07%        11.07%     18.40%++
                                                 =======       ========    ========    ========      ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........   $83,635       $103,529    $208,519    $212,261      $162,839   $191,909
Ratio of Net Expenses to Average Net Assets ..      1.38%(2)       1.31%       1.25%       1.24%         1.20%      1.20%
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)* .........      1.44%(2)       1.37%       1.30%       1.27%         1.25%      1.24%**
Ratio of Net Investment Income (Loss)
   to Average Net Assets .....................      0.35%(2)       0.27%      (0.20)%     (0.17)%        0.09%     (0.18)%
Portfolio Turnover Rate ......................        65%(3)        177%        132%        135%+++       169%       145%

++++ PRIOR TO MAY 1, 2008, INVESTOR CLASS SHARES WERE OFFERED AS INSTITUTIONAL
     CLASS SHARES.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

** FOR THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES WAIVERS AND FEES PAID INDIRECTLY. IF THE FEES PAID INDIRECTLY WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.22%.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.

+++ INCLUDES THE EFFECTS OF IN-KIND TRANSACTIONS. IF THE IN-KIND TRANSACTIONS WERE NOT INCLUDED THE PORTFOLIO TURNOVER RATE WOULD HAVE BEEN 127%.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)  ANNUALIZED.

(3)  PORTFOLIO TURNOVER IS NOT ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  INSTITUTIONAL CLASS SHARES
                                                 ----------------------------
                                                   SIX MONTHS        PERIOD
                                                      ENDED          ENDED
                                                 APRIL 30, 2009   OCTOBER 31,
                                                   (UNAUDITED)      2008++++
                                                 --------------   -----------
Net Asset Value, Beginning of Period .........     $ 13.84         $ 17.99
                                                   -------         -------
Income from Investment Operations:
   Net Investment Income(1) ..................        0.03            0.04
   Net Realized and Unrealized Loss ..........       (1.19)          (4.17)
                                                   -------         -------
   Total from Investment Operations ..........       (1.16)          (4.13)
                                                   -------         -------
Dividends and Distributions:
   Net Investment Income .....................       (0.03)          (0.02)
                                                   -------         -------
   Total Dividends and Distributions .........       (0.03)          (0.02)
                                                   -------         -------
Net Asset Value, End of Period ...............     $ 12.65         $ 13.84
                                                   =======         =======
TOTAL RETURN+ ................................       (8.36)%        (22.95)%
                                                   =======         =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........     $26,457         $26,779
Ratio of Net Expenses to Average Net Assets ..        1.14%**         1.08%**
Ratio of Expenses to Average Net Assets
   (Excluding Fees Paid Indirectly)* .........        1.19%**         1.18%**
Ratio of Net Investment Income
   to Average Net Assets .....................        0.59%**         0.55%**
Portfolio Turnover Rate ......................          65%++          177%++

++++ COMMENCED OPERATIONS ON MAY 1, 2008.

*    SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.

**   ANNUALIZED.

+    TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES.

++   PORTFOLIO TURNOVER IS NOT ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The Portfolio seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing in common stocks of smaller companies in terms of revenue and/or market capitalization. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

On February 29, 2008, the existing Institutional Class Shares were renamed as Investor Class Shares. On May 1, 2008, the FMA Small Company Portfolio Institutional Class Shares commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, and may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The valuation techniques used by the Portfolio to measure fair value in accordance with FAS 157 during the period ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

     The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN SECURITIES        LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------     ------------   -------   -------   ------------
FMA Small Company Portfolio   $108,854,427     $--       $--     $108,854,427

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On November 1, 2007, the Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

     The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolio's financial statements, and therefore the Portfolio did not record any tax expense in the current period. If the Portfolio were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Portfolio files U. S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolio's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis from the settlement date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gain/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Shareholder Servicing Fees are class-specific expenses.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of April 30, 2009, there were no illiquid securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Effective March 1, 2009, the Portfolio will distribute substantially all of its net investment income, if any, annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust ("REIT") investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, COMMISSION RECAPTURE, CUSTODIAN, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to the Distributor, via a network of executing brokers, who pay a portion of the Portfolio's expenses. Under this arrangement, the Portfolio had expenses reduced by $27,471, which was used to pay administration expenses. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan for Investor Shares that provides that the Portfolio may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Investor Shares' average daily net assets. These amounts are disclosed as "Shareholder Servicing Fees" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement. The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the period the Portfolio had transfer agent expenses reduced by $1,664. These amounts are included in "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2009, the Portfolio made purchases of $69,974,261 and sales of $77,222,399 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions paid during the years ended October 31, 2008 and October 31, 2007, was as follows:

               ORDINARY        LONG-TERM
                INCOME        CAPITAL GAIN       TOTAL
             -------------   --------------   ------------
2008          $10,771,353     $13,689,027      $24,460,380
2007           11,449,903      13,190,305       24,640,208

As of October 31, 2008, total Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $    231,937
Capital Loss Carryforwards       (23,032,363)
Unrealized Depreciation          (22,826,296)
                                ------------
Total Accumulated Losses        $(45,626,722)
                                ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, the Portfolio has $23,032,363 of capital loss carryforwards expiring in the year 2016.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2009, were as follows:

                   AGGREGATE          AGGREGATE
                GROSS UNREALIZED   GROSS UNREALIZED
  FEDERAL         APPRECIATION       DEPRECIATION      NET UNREALIZED
  TAX COST        SECURITIES          SECURITIES        DEPRECIATION
-------------   ----------------   ----------------   ---------------
$110,180,887      $10,116,535        $(11,442,995)      $(1,326,460)

8. OTHER:

At April 30, 2009, 63% of total shares outstanding were held by two shareholders in the FMA Small Company Portfolio, Investor Class, and 93% of total shares outstanding were held by two shareholders in the FMA Small Company Portfolio, Institutional Class, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2009

9. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

                                                    BEGINNING     ENDING      ANNUALIZED     EXPENSE
                                                     ACCOUNT     ACCOUNT       EXPENSE         PAID
                                                      VALUE       VALUE         RATIOS        DURING
                                                     11/01/08    4/30/09    FOR THE PERIOD   PERIOD*
                                                    ---------   ---------   --------------   -------
FMA SMALL COMPANY PORTFOLIO - INVESTOR CLASS
ACTUAL PORTFOLIO RETURN                             $1,000.00   $  915.60        1.38%        $6.55
HYPOTHETICAL 5% RETURN                               1,000.00    1,017.95        1.38          6.90
FMA SMALL COMPANY PORTFOLIO - INSTITUTIONAL CLASS
ACTUAL PORTFOLIO RETURN                             $1,000.00   $  916.40        1.14%        $5.42
HYPOTHETICAL 5% RETURN                               1,000.00    1,019.19        1.14          5.71

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 11-12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grow; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Portfolio, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its senior management, as well as the Adviser's investment philosophy and compliance program. The representatives then discussed the Adviser's best execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIO AND THE ADVISER

The Board was provided with information regarding the Portfolio's performance since the Portfolio's inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio over the past year. The Adviser noted that the Portfolio had underperformed its benchmark for the most recent one year period, but had consistently strong performance over the long term. Based on such information, the Board concluded that the Portfolio's performance was generally favorable in relation to its benchmark and that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Portfolio, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Portfolio's advisory fee was lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

                           FMA SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

FMA-SA-001-0800

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.